Employee Benefits and Deferred Compensation and Supplemental Retirement Plans - Pension Plan Assets Fair Value (Details) - Pension Benefits [Member] - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		$ 16,985	$ 14,522	$ 14,956
Equities [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		7,556	5,977
Mutual Funds - Equity - Large-cap Value [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[1]	1,432	1,132
Mutual Funds - Equity - Large-cap Growth [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[2]	1,470	1,157
Mutual Funds - Equity - Large-cap Core [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[3]	1,075	821
Mutual Funds - Equity - Mid-cap Value [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[4]	307	242
Mutual Funds - Equity - Mid-Cap Growth [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[5]	328	247
Mutual Funds - Equity - Mid-cap Core [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[6]	314	250
Mutual Funds - Equity - Small-cap Value [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[7]	220	193
Mutual Funds - Equity - Small-cap Growth [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[8]	466	337
Mutual Funds - Equity - Small-cap Core [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[9]	211	189
International Equity [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[10]	1,733	1,409
Fixed Income Securities [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		9,148	7,983
Mutual Funds Fixed Income US Core [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[11]	2,356	2,207
Mutual Funds - Fixed Income Intermediate duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[12]	3,708	3,255
Mutual Funds-Fixed Income Long Duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[13]	3,084	2,521
Company Common Stock [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0	0
Cash Equivalents-Money Market [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		281	562
Level 1 [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		48	271
Level 1 [Member] | Equities [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0	0
Level 1 [Member] | Mutual Funds - Equity - Large-cap Value [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[1]	0	0
Level 1 [Member] | Mutual Funds - Equity - Large-cap Growth [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[2]	0	0
Level 1 [Member] | Mutual Funds - Equity - Large-cap Core [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[3]	0	0
Level 1 [Member] | Mutual Funds - Equity - Mid-cap Value [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[4]	0	0
Level 1 [Member] | Mutual Funds - Equity - Mid-Cap Growth [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[5]	0	0
Level 1 [Member] | Mutual Funds - Equity - Mid-cap Core [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[6]	0	0
Level 1 [Member] | Mutual Funds - Equity - Small-cap Value [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[7]	0	0
Level 1 [Member] | Mutual Funds - Equity - Small-cap Growth [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[8]	0	0
Level 1 [Member] | Mutual Funds - Equity - Small-cap Core [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[9]	0	0
Level 1 [Member] | International Equity [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[10]	0	0
Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0	0
Level 1 [Member] | Mutual Funds Fixed Income US Core [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[11]	0	0
Level 1 [Member] | Mutual Funds - Fixed Income Intermediate duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[12]	0	0
Level 1 [Member] | Mutual Funds-Fixed Income Long Duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[13]	0	0
Level 1 [Member] | Company Common Stock [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0	0
Level 1 [Member] | Cash Equivalents-Money Market [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		48	271
Level 2 [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		16,937	14,251
Level 2 [Member] | Equities [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		7,556	5,977
Level 2 [Member] | Mutual Funds - Equity - Large-cap Value [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[1]	1,432	1,132
Level 2 [Member] | Mutual Funds - Equity - Large-cap Growth [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[2]	1,470	1,157
Level 2 [Member] | Mutual Funds - Equity - Large-cap Core [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[3]	1,075	821
Level 2 [Member] | Mutual Funds - Equity - Mid-cap Value [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[4]	307	242
Level 2 [Member] | Mutual Funds - Equity - Mid-Cap Growth [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[5]	328	247
Level 2 [Member] | Mutual Funds - Equity - Mid-cap Core [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[6]	314	250
Level 2 [Member] | Mutual Funds - Equity - Small-cap Value [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[7]	220	193
Level 2 [Member] | Mutual Funds - Equity - Small-cap Growth [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[8]	466	337
Level 2 [Member] | Mutual Funds - Equity - Small-cap Core [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[9]	211	189
Level 2 [Member] | International Equity [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[10]	1,733	1,409
Level 2 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		9,148	7,983
Level 2 [Member] | Mutual Funds Fixed Income US Core [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[11]	2,356	2,207
Level 2 [Member] | Mutual Funds - Fixed Income Intermediate duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[12]	3,708	3,255
Level 2 [Member] | Mutual Funds-Fixed Income Long Duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[13]	3,084	2,521
Level 2 [Member] | Company Common Stock [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0	0
Level 2 [Member] | Cash Equivalents-Money Market [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		233	291
Level 3 [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0	0
Level 3 [Member] | Equities [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0	0
Level 3 [Member] | Mutual Funds - Equity - Large-cap Value [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[1]	0	0
Level 3 [Member] | Mutual Funds - Equity - Large-cap Growth [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[2]	0	0
Level 3 [Member] | Mutual Funds - Equity - Large-cap Core [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[3]	0	0
Level 3 [Member] | Mutual Funds - Equity - Mid-cap Value [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[4]	0	0
Level 3 [Member] | Mutual Funds - Equity - Mid-Cap Growth [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[5]	0	0
Level 3 [Member] | Mutual Funds - Equity - Mid-cap Core [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[6]	0	0
Level 3 [Member] | Mutual Funds - Equity - Small-cap Value [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[7]	0	0
Level 3 [Member] | Mutual Funds - Equity - Small-cap Growth [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[8]	0	0
Level 3 [Member] | Mutual Funds - Equity - Small-cap Core [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[9]	0	0
Level 3 [Member] | International Equity [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[10]	0	0
Level 3 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0	0
Level 3 [Member] | Mutual Funds Fixed Income US Core [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[11]	0	0
Level 3 [Member] | Mutual Funds - Fixed Income Intermediate duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[12]	0	0
Level 3 [Member] | Mutual Funds-Fixed Income Long Duration [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets	[13]	0	0
Level 3 [Member] | Company Common Stock [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		0	0
Level 3 [Member] | Cash Equivalents-Money Market [Member]
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Fair value of plan assets		$ 0	$ 0

[1]	This category contains large-cap stocks with above-average yield. The portfolio typically holds between 60 and 70 stocks.
[2]	This category seeks long-term capital appreciation by investing primarily in large growth companies based in the U.S.
[3]	This fund tracks the performance of the S&P 500 index by purchasing the securities represented in the index in approximately the same weightings as the index.
[4]	This category employs an indexing investment approach designed to track the performance of the CRSP US Mid-Cap Value Index.
[5]	This category employs an indexing investment approach designed to track the performance of the CRSP US Mid-Cap Growth Index.
[6]	This category seeks to track the performance of the S&P Midcap 400 Index.
[7]	This category consists of a selection of investments based on the Russell 2000 Value Index.
[8]	This category consists of a mutual fund invested in smallcap growth companies along with a fund invested in a selection of investments based on the Russell 2000 Growth Index.
[9]	This category consists of a mutual fund investing in readily marketable securities of U.S. companies with market capitalizations within the smallest 10% of the market universe, or smaller than the 1000th largest US company.
[10]	This category invests primarily in medium to large non-US companies in developed and emerging markets. Under normal circumstances, at least 80% of total assets will be invested in equity securities, including common stocks, preferred stocks, and convertible securities.
[11]	This category currently includes equal investments in three mutual funds, two of which usually hold at least 80% of fund assets in investment grade fixed income securities, seeking to outperform the Barclays US Aggregate Bond Index while maintaining a similar duration to that index. The third fund targets investments of 50% or more in mortgage-backed securities guaranteed by the US government and its agencies.
[12]	This category consists mostly of a fund which seeks to track the Barclays Capital US Corporate A or Better 5-20 Year, Bullets only Index, along with a diversified mutual fund holding fixed income securities rated A or better.
[13]	This category consists of a fund that seeks to approximate the performance of the Barclays Capital US Corporate A or Better, 20+ Year Bullets Only Index over the long term.